CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Retained Earnings CNY (¥)	Total Zepp Health Corporation Shareholders' Equity CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2019	¥ 155		¥ 1,478,902	¥ 111,081	¥ 910,612	¥ 2,500,750	¥ (3,162)	¥ 2,497,588
Beginning Balance, shares at Dec. 31, 2019 | shares	247,519,987
Treasury Shares, beginning at Dec. 31, 2019		¥ 0
Treasury Shares, beginning (in shares) at Dec. 31, 2019 | shares		0
Exercise of option	¥ 2		(2)
Exercise of option, shares | shares	2,625,176
Net income (loss)					228,753	228,753	953	229,706
Foreign currency translation adjustment				(45,117)		(45,117)		(45,117)
Share-based compensation			67,212			67,212		67,212
Unrealized gain/loss on available-for-sale investments, net of tax effect				(21,340)		(21,340)		(21,340)
Statutory reserve			5,997		(5,997)
Deconsolidation of a subsidiary							2,209	2,209
Ending Balance at Dec. 31, 2020	¥ 157		1,552,109	44,624	1,133,368	2,730,258		2,730,258
Ending Balance, shares at Dec. 31, 2020 | shares	250,145,163
Exercise of option	¥ 2		5,463			5,465		5,465
Exercise of option, shares | shares	3,712,160
Repurchase of ordinary shares		¥ 21,798				21,798		21,798
Repurchase of ordinary shares, shares | shares		(2,656,164)
Net income (loss)					137,803	137,803	(851)	136,952
Foreign currency translation adjustment				(17,938)		(17,938)		(17,938)
Share-based compensation			83,972			83,972		83,972
Unrealized gain/loss on available-for-sale investments, net of tax effect				2,585		2,585		2,585
Capital contribution from non-controlling interest							13,943	13,943
Ending Balance at Dec. 31, 2021	¥ 159		1,641,544	29,271	1,271,171	2,920,347	13,092	2,933,439
Ending Balance, shares at Dec. 31, 2021 | shares	253,857,323
Treasury Shares, ending at Dec. 31, 2021		¥ (21,798)						(21,798)
Treasury Shares, ending (in shares) at Dec. 31, 2021 | shares		(2,656,164)
Exercise of option	¥ 3		(3)
Exercise of option, shares | shares	4,357,100
Repurchase of ordinary shares		¥ 45,365				45,365		45,365
Repurchase of ordinary shares, shares | shares		(10,219,572)
Net income (loss)					(288,308)	(288,308)	(693)	(289,001)	$ (41,901)
Foreign currency translation adjustment				34,379		34,379		34,379	4,984
Share-based compensation			49,338			49,338		49,338
Unrealized gain/loss on available-for-sale investments, net of tax effect				42,146		42,146		42,146	6,111
Cash dividend					(40,015)	(40,015)		(40,015)
Ending Balance at Dec. 31, 2022	¥ 162		¥ 1,690,879	¥ 105,796	¥ 942,848	¥ 2,672,522	¥ 12,399	2,684,921	389,276
Ending Balance, shares at Dec. 31, 2022 | shares	258,214,423
Treasury Shares, ending at Dec. 31, 2022		¥ 67,163						¥ (67,163)	$ (9,738)
Treasury Shares, ending (in shares) at Dec. 31, 2022 | shares		12,875,736